UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21652

Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices)(Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end: November 30

Date of reporting period: June 1, 2017 – August 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 2.0%
Gathering & Processing - 1.7%
Targa Resources Corp.	165,950	$7,396,392
	–	–
Midstream Oil - 0.3%
SemGroup Corp.	45,423	1,167,371
	–	–
Total Common Stocks
(Cost $9,327,861)		8,563,763
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 166.4%
Midstream Oil - 47.0%
Magellan Midstream Partners, LP1	861,877	58,081,891
Buckeye Partners, LP1	748,976	42,833,937
Plains All American Pipeline, LP1	1,934,287	41,896,656
Genesis Energy, LP1	738,150	19,708,605
Plains GP Holdings, LP1	850,000	19,108,000
Delek Logistics Partners, LP1	390,285	12,235,435
USD Partners, LP1	568,625	6,453,894
NGL Energy Partners, LP1	510,075	4,565,171
NuStar Energy, LP	47,335	1,916,594
PBF Logistics, LP	77,085	1,684,307
Total Midstream Oil		208,484,490
Diversified Infrastructure - 41.3%
Energy Transfer Partners, LP1	3,125,286	59,411,686
Enbridge Energy Partners, LP1	898,709	32,130,121
MPLX, LP1	876,899	30,095,174
Andeavor Logistics, LP1	543,530	27,040,618
Enterprise Products Partners, LP1	816,369	21,282,740
Enbridge Energy Management LLC*,1,2	2,109,660	12,950,397
Total Diversified Infrastructure		182,910,736
Gathering & Processing - 30.3%
DCP Midstream, LP1	1,811,804	58,177,027
EnLink Midstream Partners, LP1	2,347,025	38,092,216
Summit Midstream Partners, LP1	1,020,686	21,485,440
EnLink Midstream LLC	494,255	8,427,048
American Midstream Partners, LP	426,156	5,603,951
Noble Midstream Partners, LP	50,000	2,408,500
Total Gathering & Processing		134,194,182

	Shares	Value
MASTER LIMITED PARTNERSHIPS AND RELATED ENTITIES† - 166.4% (continued)
Midstream Natural Gas - 29.6%
Williams Partners, LP1	1,974,446	$77,793,173
Enable Midstream Partners, LP1	1,882,905	28,036,455
Tallgrass Energy Partners, LP1	534,995	25,289,214
Total Midstream Natural Gas		131,118,842
Natural Gas Pipelines & Storage - 7.4%
TC PipeLines, LP1	626,740	32,979,059
Marine Transportation - 7.4%
KNOT Offshore Partners, LP1	612,535	14,425,200
Golar LNG Partners, LP1	479,475	10,538,861
Navios Maritime Midstream Partners, LP1	720,620	5,238,907
Teekay Offshore Partners, LP	1,161,556	2,683,194
Total Marine Transportation		32,886,162
Other Energy Infrastructure - 3.4%
Archrock Partners, LP	523,595	7,173,251
Sunoco, LP	133,015	4,164,700
Martin Midstream Partners, LP	218,800	3,752,420
Total Other Energy Infrastructure		15,090,371
Total Master Limited Partnerships and Related Entities
(Cost $482,516,753)		737,663,842
MONEY MARKET FUND† - 0.1%
Dreyfus Treasury & Agency Cash Management — Investor Shares, 0.62%[3]	341,943	341,943
Total Money Market Fund
(Cost $341,943)		341,943

	Face Amount
TERM LOANS††† - 0.0%
Clearwater Subordinated Note NR
4.75% due 12/31/20[4,5,6]	$413,329	4,133
Total Term Loans
(Cost $391,132)		4,133
Total Investments - 168.5%
(Cost $492,577,689)		$746,573,681
Other Assets & Liabilities, net - (68.5)%		(303,604,709)
Total Net Assets - 100.0%		$442,968,972

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated and pledged as collateral. As of August 31, 2017, the total amount segregated was $669,540,248, of which $669,540,248 is related to the outstanding line of credit and reverse repurchase agreements.

2	While non-income producing, security makes regular in-kind distributions.
3	Rate indicated is the 7 day yield as of August 31, 2017.
4	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $4,133, (cost $391,132) or less than 0.05% of total net assets.
5	Company has filed for protection in federal bankruptcy court.
6
Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, restricted securities aggregate market value amount to $4,133 or less than 0.05% of total net assets – See Note 4.

Fiduciary/Claymore MLP Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,563,763	$—	$—	$8,563,763
Master Limited Partnerships and Related Entities	737,663,842	—	—	737,663,842
Money Market Fund	341,943	—	—	341,943
Term Loans	—	—	4,133	4,133
Total Assets	$746,569,548	$—	$4,133	$746,573,681

Please refer to the detailed portfolio for a breakdown of investment type by industry category.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies
Organization

Fiduciary/Claymore MLP Opportunity Fund (the "Fund") was organized as a Delaware statutory trust on October 4, 2004. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships ("MLPs") and MLP affiliates. MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund anticipates that a significant portion of the distributions received by the Fund from the MLPs in which it invests will be return of capital. While the Fund will generally seek to maximize the portion of the Fund's distributions to Common Shareholders that will consist of return of capital, no assurance can be given in this regard. There can be no assurance that the Fund will achieve its investment objective.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the "Board") has adopted policies and procedures for the valuation of the Fund's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC ("GFIA") under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Investment professionals from Advisory Research, Inc. ("ARI" or the "Sub-Adviser") prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Valuation Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they may be computed by the Funds' investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 3 – Federal Income Tax Information
The Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund is subject to various state income taxes by reason of its investments in MLPs. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP's taxable income in computing its own taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Fund may be subject to a 20% alternative minimum tax to the extent that it exceeds the Fund's regular income tax liability. The amount which the Fund is required to pay U.S. corporate income tax or alternative minimum tax could materially reduce the Fund's cash available to make distributions on Common Shares.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$ 492,577,689	$ 290,494,438	$ (36,498,446)	$ 253,995,992

Note 4 – Restricted Securities
The Fund may invest up to 40% of its managed assets in unregistered or otherwise restricted securities. Restricted securities are securities that are unregistered, held by control persons of the issuer or are subject to contractual restrictions on resale. The Fund will typically acquire restricted securities in directly negotiated transactions. Restricted securities are fair valued in accordance with procedures established in good faith by management and approved by the Fund's Board. As of August 31, 2017, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares/Par	Current Cost	Fair Market Value	% of Net Assets		Price at Acquisition Date	8/31/17 Price
Clearwater Subordinate Note	09/29/2008	$359,812	$337,615	$3,598	0.00	%*	$100.00	$1.00
Clearwater Subordinate Note	01/09/2009	53,517	53,517	535	0.00	%*	$100.00	$1.00
Total			$391,132	$4,133	0.00	%*
* Amount is less than 0.05% of net assets.

Item 2.     Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund

By:        /s/Amy J. Lee

Name:   Amy J. Lee

Title:     Vice President

Date:     October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/Amy J. Lee

Name:    Amy J. Lee

Title:      Vice President

Date:      October 30, 2017

By:        /s/John L. Sullivan

Name:   John L. Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     October 30, 2017